HEDGING ACTIVITIES - Fair Value of Assets and Liabilities Related to Derivative Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets:
Derivatives designated as hedging instruments	€ 13	€ 13
Derivatives not designated as hedging instruments	2	2
Total assets	15	15
Liabilities:
Derivatives designated as hedging instruments	40	68
Derivatives not designated as hedging instruments	1	3
Total liabilities	41	71
Foreign currency contracts | Current derivative liabilities
Liabilities:
Derivatives not designated as hedging instruments	1	0
Commodity contracts | Non-current derivative assets
Assets:
Derivatives not designated as hedging instruments	0	1
Commodity contracts | Current derivative assets
Assets:
Derivatives not designated as hedging instruments	2	1
Commodity contracts | Non-current derivative liabilities
Liabilities:
Derivatives not designated as hedging instruments	0	1
Commodity contracts | Current derivative liabilities
Liabilities:
Derivatives not designated as hedging instruments	0	2
Commodity contracts | Non-current derivative assets
Assets:
Derivatives designated as hedging instruments	3	0
Commodity contracts | Current derivative assets
Assets:
Derivatives designated as hedging instruments	4	3
Commodity contracts | Non-current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	4	1
Commodity contracts | Current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	17	17
Foreign currency contracts | Non-current derivative assets
Assets:
Derivatives designated as hedging instruments	0	1
Foreign currency contracts | Current derivative assets
Assets:
Derivatives designated as hedging instruments	6	9
Foreign currency contracts | Non-current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	9	49
Foreign currency contracts | Current derivative liabilities
Liabilities:
Derivatives designated as hedging instruments	€ 10	€ 1